Long-Term Investment (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended
	Jan. 18, 2018	Aug. 18, 2017
Long-Term Investment (Textual)
Ordinary shares issued to selling shareholders		417,166
Long term investment, descriptiion	The Company will also issue additional shares to the Selling Shareholders if the aggregate value of the Company shares initially issued to the Selling Shareholders under this agreement is less than US$3,000 on August 18, 2018. This transaction was completed on March 22, 2018.
Shenzhen Crave Communication Co., Ltd [Member]
Long-Term Investment (Textual)
Agreed to acquire equity percentage	13.80%
Ordinary shares issued to selling shareholders	473,717
Ordinary shares to selling shareholders value	$ 10,000
Colmei Technology International Ltd [Member]
Long-Term Investment (Textual)
Agreed to acquire equity percentage	13.80%
Ordinary shares issued to selling shareholders	473,717
Ordinary shares to selling shareholders value	$ 10,000